Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received/given (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 7,515	£ 6,805
Other commitments received	455	92
Total off-balance sheet commitments received	7,970	6,897
Contingent liabilities	23,746	20,932
Documentary credits and other short-term trade related transactions	1,584	1,086
Standby facilities, credit lines and other commitments	282,867	263,936
Total off-balance sheet	308,197	285,954
Other (outside the UK and US tax groups)
Disclosure of contingent liabilities [line items]
Guarantees, pledges or commitments	1,700	2,600
On demand
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	7,258	6,462
Other commitments received	455	92
Total off-balance sheet commitments received	7,713	6,554
Contingent liabilities	23,607	20,630
Documentary credits and other short-term trade related transactions	1,582	1,084
Standby facilities, credit lines and other commitments	282,867	262,586
Total off-balance sheet	308,056	284,300
Not more than three months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	31	86
Other commitments received	0	0
Total off-balance sheet commitments received	31	86
Contingent liabilities	135	213
Documentary credits and other short-term trade related transactions	2	1
Standby facilities, credit lines and other commitments	0	564
Total off-balance sheet	137	778
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	21	37
Other commitments received	0	0
Total off-balance sheet commitments received	21	37
Contingent liabilities	4	57
Documentary credits and other short-term trade related transactions	0	1
Standby facilities, credit lines and other commitments	0	93
Total off-balance sheet	4	151
Over six months but not more than nine months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	68
Other commitments received	0	0
Total off-balance sheet commitments received	10	68
Contingent liabilities	0	6
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	123
Total off-balance sheet	0	129
Over nine months but not more than one year
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	8
Other commitments received	0	0
Total off-balance sheet commitments received	12	8
Contingent liabilities	0	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	95
Total off-balance sheet	0	96
Over one year but not more than two years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	4	18
Other commitments received	0	0
Total off-balance sheet commitments received	4	18
Contingent liabilities	0	25
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	49
Total off-balance sheet	0	74
Over two years but not more than three years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	14
Other commitments received	0	0
Total off-balance sheet commitments received	12	14
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	196
Total off-balance sheet	0	196
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	83	47
Other commitments received	0	0
Total off-balance sheet commitments received	83	47
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	202
Total off-balance sheet	0	202
Over five years but not more than ten years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	65	40
Other commitments received	0	0
Total off-balance sheet commitments received	65	40
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	21
Total off-balance sheet	0	21
Over ten years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	19	25
Other commitments received	0	0
Total off-balance sheet commitments received	19	25
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	7
Total off-balance sheet	£ 0	£ 7